UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Vermillion Asset Management, LLC
Address:    267 Fifth Avenue, 7th Floor
            New York, NY  10016

Form 13F File Number:     28-12729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Zuech
Title:    Chief Compliance Officer
Phone:    212-683-8816

Signature, Place and Date of Signing:

--------------------      -----------------   ----------------
/s/ Christopher Zuech      New York, NY       November 2, 2011


Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[   ]   13F NOTICE
[   ]   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                           0

Form 13F Information Table Entry Total                      41

Form 13F Information Table Value Total:   $261,700 (thousands)

List of Other Included Managers:  NONE


Column 1                                   Column 2  Column 3   Column 4            Column 5   Column 6    Column 7    Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Shares or
                                           Title of             Value    Principal  SH/  PUT/  Investment  Other    Voting Authority
Name of Issuer                              Class    Cusip    (x$1,000)  Amount     PRN  CALL  Discretion  Managers Sole Shared None
-----------------------------------------------------------------------------------------------------------------------------------
* AMERICAN ELEC PWR INC COM                   COM    025537101  10900     287000    SH          SOLE        None
* BALTIC TRADING LIMITED COM                  COM    Y0553W103    400      90000    SH          SOLE        None
* BP PLC SPONSORED ADR                        COM    055622104   9400     259000    SH          SOLE        None
* CME GROUP INC COM                           COM    12572Q105   1500       6000    SH          SOLE        None
* CONOCOPHILLIPS COM                          COM    20825C104  10000     157000    SH          SOLE        None
* CAPITAL PRODUCT PARTNERS L P COM UNIT LP    COM    Y11082107    300      50000    SH          SOLE        None
* CHEVRON CORP NEW COM                        COM    166764100  10200     110000    SH          SOLE        None
* DOMINION RES INC VA NEW COM                 COM    25746U109  10800     212000    SH          SOLE        None
* DOVER CORP COM                              COM    260003108    250       5400    SH          SOLE        None
* CONSOLIDATED EDISON INC COM                 COM    209115104  10700     188000    SH          SOLE        None
* EXELON CORP COM                             COM    30161N101  10400     245000    SH          SOLE        None
* FIRSTENERGY CORP COM                        COM    337932107  11000     246000    SH          SOLE        None
SPDR GOLD TRUST PUT                           PUT    78463V957  16400     500000          PUT   SOLE        None
* GAP INC DEL COM                             COM    364760108    200      13900    SH          SOLE        None
* ALTRIA GROUP INC COM                        COM    02209S103  11000     405000    SH          SOLE        None
* NORDIC AMERICAN TANKER SHIPP COM            COM    G65773106   1000      70000    SH          SOLE        None
* NEXTERA ENERGY INC COM ADDED                COM    65339F101  10500     195000    SH          SOLE        None
NAVIOS MARITIME ACQUIS CORP SHS               COM    Y62159101    400     130000    SH          SOLE        None
NAVIOS MARITIME ACQUIS CORP SHS               COM    Y62159101   2100     160000    SH          SOLE        None
* PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  COM    71654V408   8300     368000    SH          SOLE        None
* PG&E CORP COM                               COM    69331C108  10700     254000    SH          SOLE        None
* PRECISION CASTPARTS CORP COM                COM    740189105    200       1500    SH          SOLE        None
* PUBLIC SVC ENTERPRISE GROUP COM             COM    744573106  11200     335000    SH          SOLE        None
* PROGRESS ENERGY INC COM                     COM    743263105  11300     219100    SH          SOLE        None
* PPL CORP COM                                COM    69351T106  11000     386000    SH          SOLE        None
* PATTERSON UTI ENERGY INC COM                COM    703481101    200      10800    SH          SOLE        None
* REYNOLDS AMERICAN INC COM                   COM    761713106  11300     302000    SH          SOLE        None
SAFE BULKERS INC COM                          COM    Y7388L103    400      60000    SH          SOLE        None
* SEALED AIR CORP NEW COM                     COM    81211K100    200      14400    SH          SOLE        None
* SHIP FINANCE INTERNATIONAL L SHS            COM    G81075106   1000      80000    SH          SOLE        None
* ISHARES SILVER TRUST ISHARES                COM    46428Q109  32400    1120000    SH          SOLE        None
ISHARES COMEX GOLD TR PUT                     PUT    464285955   7300     500000          PUT   SOLE        None
ISHARES COMEX GOLD TR PUT                     PUT    464285955  14200     667300          PUT   SOLE        None
* SOUTHERN CO COM                             COM    842587107    250       5900    SH          SOLE        None
* AT&T INC COM                                COM    00206R102    250       9000    SH          SOLE        None
* TECO ENERGY INC COM                         COM    872375100    250      14300    SH          SOLE        None
* TEEKAY LNG PARTNERS L P PRTNRSP UNITS       COM    Y8564M105   1000      31000    SH          SOLE        None
* TEEKAY TANKERS LTD CL A                     COM    Y8565N102    900     200000    SH          SOLE        None
* TSAKOS ENERGY NAVIGATION LTD SHS            COM    G9108L108    400      70000    SH          SOLE        None
* TEEKAY LNG PARTNERS L P PRTNRSP UNITS       COM    Y8564M105   1000      39000    SH          SOLE        None
* EXXON MOBIL CORP COM                        COM    30231G102  10500     144000    SH          SOLE        None


                                                                     261700